Supplement to the
Fidelity® New Markets Income Fund
March 1, 2023
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Investing up to 20% of the fund's net assets in securities that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - to adjust the fund's risk exposure - as well as forward foreign currency exchange contracts for both hedging and non-hedging purposes.
The following information supplements information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Foreign Currency Transactions.
The fund may enter into forward foreign currency exchange contracts for both hedging and non-hedging purposes. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Foreign exchange rates can be extremely volatile and the degree of volatility of the market or in the direction of the market from that anticipated by the Adviser may result in losses to the fund.
  Leverage Risk.
Derivatives, forward-settling securities and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.
The following information supplements information found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Adviser invests the fund's assets in both U.S. dollar-denominated and non-U.S. dollar-denominated securities, and from time to time will, but is not required to, hedge the fund's foreign currency exposures utilizing forward foreign currency exchange contracts.
The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, currency, or components of the index underlying the derivative, and forward-settling securities, including forward foreign currency exchange contracts. The Adviser may invest up to 20% of the fund's net assets in these types of investments. As a result, the fund's investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. In addition to forward foreign currency exchange contracts, the fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), forwards, and futures contracts (both long and short positions) on securities, other instruments, indexes, or currencies. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, foreign exchange rates, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, currency, or index.
The following information supplements information found in the "Investment Details" section under the "Description of Principal Security Types" heading.
Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Derivatives include futures, options, forwards, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of an index, security, or other instrument or investment) and credit default swaps (buying or selling credit default protection).
Foreign currency exchange contracts are investments whose values are tied to an underlying currency. Foreign currency exchange contracts include foreign exchange (FX) transactions such as spot FX trades, FX forwards, non-deliverable forwards, and cross-currency FX trades.
The following information supplements information found in the "Investment Details" section under the "Principal Investment Risks" heading.
Foreign Currency Transactions.   The fund may enter into forward foreign currency exchange contracts for both hedging and non-hedging purposes. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Foreign exchange rates can be extremely volatile and the degree of volatility of the market or in the direction of the market from that anticipated by the Adviser may result in losses to the fund.
Leverage Risk. Derivatives, forward-settling securities and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.
NMI-PSTK-0523-126 1.711501.126	May 30, 2023
Supplement to the
Fidelity® New Markets Income Fund
Class A, Class M, Class C, Class I, and Class Z
March 1, 2023
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Investing up to 20% of the fund's net assets in securities that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - to adjust the fund's risk exposure - as well as forward foreign currency exchange contracts for both hedging and non-hedging purposes.
The following information supplements information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Foreign Currency Transactions.
The fund may enter into forward foreign currency exchange contracts for both hedging and non-hedging purposes. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Foreign exchange rates can be extremely volatile and the degree of volatility of the market or in the direction of the market from that anticipated by the Adviser may result in losses to the fund.
  Leverage Risk.
Derivatives, forward-settling securities and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.
The following information supplements information found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Adviser invests the fund's assets in both U.S. dollar-denominated and non-U.S. dollar-denominated securities, and from time to time will, but is not required to, hedge the fund's foreign currency exposures utilizing forward foreign currency exchange contracts.
The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, currency, or components of the index underlying the derivative, and forward-settling securities, including forward foreign currency exchange contracts. The Adviser may invest up to 20% of the fund's net assets in these types of investments. As a result, the fund's investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. In addition to forward foreign currency exchange contracts, the fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), forwards, and futures contracts (both long and short positions) on securities, other instruments, indexes, or currencies. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, foreign exchange rates, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, currency, or index.
The following information supplements information found in the "Investment Details" section under the "Description of Principal Security Types" heading.
Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Derivatives include futures, options, forwards, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of an index, security, or other instrument or investment) and credit default swaps (buying or selling credit default protection).
Foreign currency exchange contracts are investments whose values are tied to an underlying currency. Foreign currency exchange contracts include foreign exchange (FX) transactions such as spot FX trades, FX forwards, non-deliverable forwards, and cross-currency FX trades.
The following information supplements information found in the "Investment Details" section under the "Principal Investment Risks" heading.
Foreign Currency Transactions.   The fund may enter into forward foreign currency exchange contracts for both hedging and non-hedging purposes. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Foreign exchange rates can be extremely volatile and the degree of volatility of the market or in the direction of the market from that anticipated by the Adviser may result in losses to the fund.
Leverage Risk. Derivatives, forward-settling securities and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.
ANMI-PSTK-0523-104 1.9896097.104	May 30, 2023